CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenue		$ 511,081	$ 3,065,804	$ 1,585,153	$ 3,985,242
Operating Expenses:
Cost of services (exclusive of depreciation and amortization shown separately below)		254,892	239,313	796,925	660,199
Research and development		569,506	605,196	1,586,085	1,811,962
Selling, general, and administrative		2,181,907	2,053,524	6,805,995	5,900,715
Depreciation and amortization		181,472	189,655	547,467	596,109
Total Operating Expenses		3,187,777	3,087,688	9,736,472	8,968,985
Operating Loss		(2,676,696)	(21,884)	(8,151,319)	(4,983,743)
Non-Operating Income (Expense):
Interest expense, net		(114,320)	(9,759)	(149,644)	(29,753)
Change in fair value of warrant liability		974	(2,142)	5,842	3,473
Other income		5,000,563	0	5,235,417	261,217
Other expense		(1,526,997)	(1,377)	(1,533,702)	(4,174)
Total Other Expense (Income), Net		3,360,220	(13,278)	3,557,913	230,763
Net Income (Loss)		683,524	(35,162)	(4,593,406)	(4,752,980)
Deemed dividend		(1,939,439)	0	(1,939,439)	0
Net loss before non-controlling interest		(1,255,915)	(35,162)	(6,532,845)	(4,752,980)
Net loss attributable to non-controlling interest		0	0	0	0
Net loss attributable to T Stamp Inc.		$ (1,255,915)	$ (35,162)	$ (6,532,845)	$ (4,752,980)
Basic net loss per share attributable to T Stamp Inc. (in dollars per share)	[1]	$ (1.06)	$ (0.06)	$ (7.33)	$ (10.71)
Diluted net loss per share attributable to T Stamp Inc. (in dollars per share)	[1]	$ (1.06)	$ (0.06)	$ (7.33)	$ (10.71)
Weighted-average shares used to compute basic net loss per share (in shares)	[1]	1,181,150	543,708	891,211	443,880
Weighted-average shares used to compute diluted net loss per share (in shares)	[1]	1,181,150	543,708	891,211	443,880

[1]	After giving effect to the 15 for 1 reverse stock split effected on January 6, 2025.